Commitments And Contingencies - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Commitments And Contingencies [Line Items]
Future sublease rental inflows		$ 6,000,000
Operating leases, residual value of leased assets		82,000,000
Percentage of payment on defaulting party's obligation on assumed liabilities	50.00%
Vehicle purchase commitments over the next 12 months		6,400,000,000
Aggregate purchase obligations		160,000,000
Receivables due from former subsidiaries		378,000,000	439,000,000	339,000,000
Liabilities accrued for asset retirement obligations		25,000,000	26,000,000
Realogy
Schedule Of Commitments And Contingencies [Line Items]
Percentage of assumption of contingent and other corporate liabilities	62.50%
Receivables due from former subsidiaries		62,000,000
Wyndham
Schedule Of Commitments And Contingencies [Line Items]
Percentage of assumption of contingent and other corporate liabilities	37.50%
Receivables due from former subsidiaries		38,000,000
Realogy Wyndham And Travelport | Real Estate Leases
Schedule Of Commitments And Contingencies [Line Items]
Maximum potential amount of future payments under guarantees		52,000,000
Liability recorded in connection with guarantees		$ 1,000,000